INCOME TAXES - Disclosure of Reconciliation of Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (12,145,790)	$ (7,436,861)
Statutory rate	26.97%	26.97%
Expected income tax recovery	$ (3,276,235)	$ (2,005,665)
Deductible and non-deductible items	529,315	416,146
True-up of prior year amounts	(386,442)	283,060
Unrecognized benefit of non-capital losses	3,133,362	1,306,459
Total income taxes	$ 0	$ 0